Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT1-0324
1.9904874.101
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 1.2%
Macquarie Group Ltd.	2,197	271,087
Austria - 0.9%
Wienerberger AG	6,159	209,532
Belgium - 1.5%
KBC Group NV	1,700	111,113
UCB SA	2,534	239,071
TOTAL BELGIUM		350,184
Canada - 0.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,045	61,233
China - 0.3%
Chervon Holdings Ltd.	37,485	76,197
Denmark - 6.3%
Novo Nordisk A/S Series B	11,702	1,337,591
Vestas Wind Systems A/S (a)	3,988	112,442
TOTAL DENMARK		1,450,033
France - 11.5%
Air Liquide SA	1,538	287,811
AXA SA	12,093	405,906
BNP Paribas SA	6,307	423,731
Capgemini SA	810	181,376
Edenred SA	2,036	121,941
L'Oreal SA	950	454,627
LVMH Moet Hennessy Louis Vuitton SE	659	548,327
Pernod Ricard SA	1,312	216,226
Worldline SA (a)(b)	1,668	22,549
TOTAL FRANCE		2,662,494
Germany - 8.9%
Deutsche Borse AG	1,126	224,231
DHL Group	3,792	182,444
Gerresheimer AG	1,875	192,297
Merck KGaA	2,282	374,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	882	375,743
SAP SE	1,233	213,613
Siemens AG	2,732	489,093
TOTAL GERMANY		2,051,842
Hong Kong - 3.0%
AIA Group Ltd.	51,103	400,771
Hang Seng Bank Ltd.	16,311	169,800
Prudential PLC	12,318	126,537
TOTAL HONG KONG		697,108
India - 1.0%
HDFC Bank Ltd. sponsored ADR	4,352	241,492
Ireland - 1.4%
Dalata Hotel Group PLC	46,595	241,957
Kingspan Group PLC (Ireland)	882	72,022
TOTAL IRELAND		313,979
Italy - 1.0%
Prysmian SpA	5,218	231,146
Japan - 19.4%
Eisai Co. Ltd.	1,637	77,084
FUJIFILM Holdings Corp.	5,501	348,681
Hitachi Ltd.	8,529	669,956
Hoya Corp.	3,741	475,216
Itochu Corp.	16,417	745,071
ORIX Corp.	31,417	606,639
Persol Holdings Co. Ltd.	83,976	133,498
Renesas Electronics Corp. (a)	12,285	201,567
Sony Group Corp.	9,070	889,480
TIS, Inc.	3,012	66,992
Tokyo Electron Ltd.	1,451	269,266
TOTAL JAPAN		4,483,450
Korea (South) - 0.7%
SK Hynix, Inc.	1,648	165,034
Netherlands - 10.0%
ASML Holding NV (Netherlands)	1,077	934,392
BE Semiconductor Industries NV	889	134,312
Heineken NV (Bearer)	1,748	175,841
ING Groep NV (Certificaten Van Aandelen)	21,753	309,077
Koninklijke KPN NV	130,306	443,267
Wolters Kluwer NV	2,053	302,849
TOTAL NETHERLANDS		2,299,738
New Zealand - 1.1%
Contact Energy Ltd.	52,138	256,961
Norway - 1.9%
DNB Bank ASA	20,919	406,660
Schibsted ASA (A Shares)	916	28,158
TOTAL NORWAY		434,818
Spain - 1.3%
CaixaBank SA	15,949	68,006
EDP Renovaveis SA	1,736	28,235
Iberdrola SA	16,044	193,185
TOTAL SPAIN		289,426
Sweden - 2.0%
Boliden AB	10,356	275,602
Instalco AB	5,158	20,678
Investor AB (B Shares)	4,513	106,638
Lagercrantz Group AB (B Shares)	4,024	52,820
TOTAL SWEDEN		455,738
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	27,650	553,627
United Kingdom - 13.8%
3i Group PLC	5,721	179,096
AstraZeneca PLC (United Kingdom)	5,911	783,662
Beazley PLC	8,696	60,006
Berkeley Group Holdings PLC	1,957	119,070
Big Yellow Group PLC	2,683	39,034
Bunzl PLC	1,646	67,064
Compass Group PLC	13,464	370,849
Diageo PLC	8,945	323,074
Endava PLC ADR (a)	655	46,354
Grainger Trust PLC	33,057	110,263
Impax Asset Management Group PLC	2,462	17,005
London Stock Exchange Group PLC	1,086	122,842
National Grid PLC	13,495	179,741
Reckitt Benckiser Group PLC	2,613	188,922
RELX PLC (London Stock Exchange)	3,130	129,188
Renewi PLC (a)	3,102	23,076
Sage Group PLC	13,521	201,852
SSE PLC	11,145	237,366
TOTAL UNITED KINGDOM		3,198,464
United States of America - 5.9%
CRH PLC	7,214	514,163
Ferguson PLC	737	138,699
Linde PLC	713	288,644
Nestle SA (Reg. S)	3,775	430,164
TOTAL UNITED STATES OF AMERICA		1,371,670
TOTAL COMMON STOCKS (Cost $20,554,844)		22,125,253

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,048,246)	1,048,036	1,048,246

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $21,603,090)	23,173,499
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(64,142)
NET ASSETS - 100.0%	23,109,357

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,549 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	712,258	5,937,791	5,601,803	12,805	-	-	1,048,246	0.0%
Total	712,258	5,937,791	5,601,803	12,805	-	-	1,048,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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